Exit Costs Related to Office Space	12 Months Ended
Sep. 30, 2012
Exit Costs Related to Office Space
Exit Costs Related to Office Space

9. Exit Costs Related to Office Space

        The Company leased its previous office facilities for various terms under long-term, non-cancelable operating lease agreements (see Note 17). The leases expired January 31, 2012. The Company ceased use of its primary leased office facility in October 2008 when it moved to its current headquarters. As a result of the move, rental costs for its previous office facilities continued to be incurred through the remaining lease term without economic benefit to the Company. A liability representing the discounted future lease payments was recorded at the cease use date. Increases in the fair value of the liability due to the passage of time were recognized as general and administrative expenses in the consolidated statements of operations.

        The following is a reconciliation of the beginning and ending lease liability balance at September 30, 2011 and 2012:

	2011	2012
Beginning lease liability	$264	$71
Less: Lease payments	(182)	(59)
Less: Change in liability resulting from sublet space	(22)	(12)
Add: Accretion expense	11	—

Lease liability balance at September 30	$71	$—